The Central and Eastern Europe Fund, Inc.

Schedule of Investments	as of January 31, 2023 (Unaudited)

	Shares	Value ($)
Poland 54.6%
Common Stocks
Banks 11.8%
Bank Polska Kasa Opieki SA	110,000	2,335,951
Powszechna Kasa Oszczednosci Bank Polski SA	250,000	1,851,809
Santander Bank Polska SA	20,000	1,322,063
		5,509,823
Construction & Engineering 1.0%
Budimex SA	7,000	448,211

Entertainment 1.4%
CD Projekt SA	20,000	641,776

Food & Staples Retailing 5.3%
Dino Polska SA 144A*	22,500	2,026,798
Eurocash SA*	135,000	462,676
		2,489,474
Insurance 7.7%
Powszechny Zaklad Ubezpieczen SA	425,000	3,594,445

Internet & Direct Marketing Retail 4.7%
Allegro.eu SA 144A*	315,000	2,173,665

Media 1.7%
Cyfrowy Polsat SA	185,000	781,894

Metals & Mining 4.2%
KGHM Polska Miedz SA	60,000	1,943,709

Oil, Gas & Consumable Fuels 13.6%
Polski Koncern Naftowy ORLEN SA	425,000	6,354,884

Textiles, Apparel & Luxury Goods 3.2%
LPP SA	650	1,515,075
Total Poland (Cost $25,614,025)		25,452,956

Hungary 18.1%
Common Stocks
Banks 5.9%
OTP Bank Nyrt	92,500	2,777,181

Diversified Telecommunication Services 1.1%
Magyar Telekom Telecommunications PLC (ADR)	500,000	529,746

Oil, Gas & Consumable Fuels 6.5%
MOL Hungarian Oil & Gas PLC	405,985	3,019,975

Pharmaceuticals 4.6%
Richter Gedeon Nyrt	95,000	2,136,874
Total Hungary (Cost $8,097,944)		8,463,776

Czech Republic 10.5%
Common Stocks
Banks 3.6%
Komercni Banka AS	50,000	1,677,844
Moneta Money Bank AS 144A	1,000	3,682
		1,681,526
Electric Utilities 6.9%

CEZ AS	80,000	3,241,172
Total Czech Republic (Cost $4,767,091)		4,922,698

	Shares	Value ($)
United Kingdom 3.9%
Common Stocks
Multiline Retail 3.9%
Pepco Group NV 144A (Cost $1,853,050) * †	190,000	1,832,738

Austria 3.9%
Common Stocks
Banks 1.2%
Erste Group Bank AG	15,000	566,025

Oil, Gas & Consumable Fuels 2.7%
OMV AG	25,000	1,244,713
Total Austria (Cost $1,511,014)		1,810,738

Moldova 3.5%
Common Stocks
Beverages 3.5%
Purcari Wineries PLC (Registered) (Cost $1,777,432)	797,597	1,614,291

France 1.8%
Common Stocks
Oil, Gas & Consumable Fuels 1.8%
TotalEnergies SE (Cost $650,797)	13,500	835,307

Russia 0.5%
Common Stocks
Banks 0.0%
Sberbank of Russia PJSC* (a)	3,600,000	0
TCS Group Holding PLC (GDR) (Registered)* (a)	87,331	0
		0
Chemicals 0.0%
PhosAgro PJSC (GDR) (Registered)* (a)	90,000	0
		0
Food & Staples Retailing 0.0%
Magnit PJSC* (a)	63,909	0
Magnit PJSC (GDR) (Registered)* (a)	5	0
X5 Retail Group NV (GDR) (Registered)* (a)	137,884	0
		0
Interactive Media & Services 0.0%
Yandex NV ''A''* (a)	188,000	0

Internet & Direct Marketing Retail 0.0%
Ozon Holdings PLC (ADR)* (a)	60,000	0

Metals & Mining 0.5%
Alrosa PJSC* (a)	1,670,000	0
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)* (a)	74,569	0
MMC Norilsk Nickel PJSC (ADR)* (a)	50,000	0
Polymetal International PLC*	75,000	215,030
Polyus PJSC (GDR) (Registered)* (a)	20,000	0
		215,030
Multiline Retail 0.0%
Fix Price Group PLC (GDR) (Registered)* (a)	125,000	0

Oil, Gas & Consumable Fuels 0.0%
Gazprom PJSC** (a)	5,000,000	0
Lukoil PJSC (a)	209,500	0
Novatek PJSC (GDR) (Registered)* (a)	37,500	0
Tatneft PJSC (ADR)* † (a)	100,000	0
		0
Wireless Telecommunication Services 0.0%

Mobile Telesystems PJSC (ADR)* (a)	250,000	0
Total Russia (Cost $65,914,090)		215,030

	Shares	Value ($)
Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.12% (Cost $1,128,895) (b) (c)	1,128,895	1,128,895

Cash Equivalents 3.8%
DWS Central Cash Management Government Fund, 4.26% (Cost $1,758,067) (c)	1,758,076	1,758,067

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $113,072,405)	103.0	48,034,496
Other Assets and Liabilities, Net	(3.0)	(1,391,528)
Net Assets	100.0	46,642,968

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies,

please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2023 are as follows:

Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2023	Value ($) at 1/31/2023
Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.12% (b) (c)
1,444,172	–	315,277(d)	–	–	8,512	–	1,128,895	1,128,895
Cash Equivalents 3.8%
DWS Central Cash Management Government Fund, 4.26% (c)
2,511,880	2,311,330	3,065,143	–	–	22,647	–	1,758,076	1,758,067
3,956,052	2,311,330	3,380,420	–	–	31,159	–	2,886,971	2,886,962

*	Non-income producing security.
**	Non-income producing security; due to applicable sanctions, dividend income was not recorded.
†	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2023 amounted to $848,278, which is 1.8% of net assets.
(a)	Investment was valued using significant unobservable inputs.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2023.

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
PJSC:	Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry subgroup level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

The United States, the European Union, the United Kingdom and other countries have imposed sanctions on Russia in response to Russian military and other actions in recent years. These sanctions have adversely affected Russian individuals, issuers and the Russian economy. Russia, in turn, has imposed sanctions targeting Western individuals, businesses and products. The various sanctions have adversely affected, and may continue to adversely affect, not only the Russian economy, but also the economies of many countries in Europe, including countries in Central and Eastern Europe. The continuation of current sanctions, or the imposition of additional sanctions, may materially adversely affect the value or liquidity of the Fund’s portfolio and measures taken since Russia’s invasion of Ukraine have resulted in the freeze of Russian assets held by the Fund and it is not known when or if the situation will improve.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments. In the case of the Fund, Russia’s invasion of Ukraine has materially adversely affected, and may continue to materially adversely affect, the value and liquidity of the Fund’s portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Poland	$25,452,956	$—	$—	$25,452,956
Hungary	8,463,776	—	—	8,463,776
Czech Republic	4,922,698	—	—	4,922,698
United Kingdom	1,832,738	—	—	1,832,738
Austria	1,810,738	—	—	1,810,738
Moldova	1,614,291	—	—	1,614,291
France	835,307	—	—	835,307
Russia	215,030	—	0	215,030
Short-Term Instruments (e)	2,886,962	—	—	2,886,962
Total	$48,034,496	$—	$0	$48,034,496

(e) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

CEE-PH1

R-080548-2 (1/25)